PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES
PREPAYMENTS AND OTHER CURRENT ASSETS - THIRD PARTIES
5.	PREPAYMENTS AND OTHER CURRENT ASSETS — THIRD PARTIES

Prepayments and other current assets — third parties consisted of the following:

	As of June 30,	As of December 31,
	2024	2023
	US$	US$
Deductible VAT	69,684	41,066
Prepayments to third-party suppliers	34,994	11,280
Deposits	4,975	3,995
Deferred listing expenses	—	1,686
Others	8,846	5,850
Less: Allowance for credit losses (i)	(7)	(7)
Total	118,492	63,870
(i)The movement of the allowance for credit losses is as follows:

As of June 30,
2024
US$
Balance at the beginning of the period	7
Provisions	1
Foreign currency translation adjustment	(1)
Balance at the end of the period	7

5.	PREPAYMENTS AND OTHER CURRENT ASSETS — THIRD PARTIES

Prepayments and other current assets — third parties consisted of the following:

	As of December 31,
	2023	2022
	US$	US$
Deductible VAT	41,066	36,508
Prepayments to third-party suppliers	11,280	2,446
Deposits	3,995	3,747
Deferred listing expenses	1,686	—
Others	5,850	1,674
Less: Allowance for credit losses (i)	(7)	—
Total	63,870	44,375
(i)	The movement of the allowance for credit losses is as follows:

US$
Balance as of December 31, 2022	—
Impact of adoption of ASC 326	2
Balance as of January 1, 2023	2
Provisions	4
Foreign currency translation adjustment	1
Balance as of December 31, 2023	7